PROVISIONS (CURRENT AND NON-CURRENT)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
PROVISIONS (CURRENT AND NON-CURRENT)

20. PROVISIONS (CURRENT AND NON-CURRENT)

	2024 A$	2023 A$
Current provisions
Annual leave	404,269	328,924
Long service leave	75,169	121,416
Make good (1)	91,590	91,590
Total current provisions	571,028	541,930
Non-current provisions
Long service leave	56,021	30,439
Total non-current provisions	56,021	30,439
Total provisions	627,049	572,369

(1)	Make good provision in respect of the lease of the Melbourne office and laboratory

	2024 A$	2023 A$
Reconciliation of annual leave provision
Balance at the beginning of the financial year	328,924	312,665
Add: obligation accrued during the year	532,366	400,780
Less: utilized during the year	(365,705)	(388,457)
Less: paid off during the year	(91,316)	3,936
Balance at the end of the financial year	404,269	328,924
Reconciliation of long service leave provision
Balance at the beginning of the financial year	151,855	229,304
Add: obligation accrued during the year	35,779	21,723
Less: reversal during the year	(56,444)	(472)
Less: paid off during the year	-	(98,700)
Balance at the end of the financial year	131,190	151,855

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)